Share based compensation - Restricted stock units - Summary of awards (Details) - Restricted stock units - $ / shares				12 Months Ended
	May 28, 2019	Mar. 07, 2019	Jan. 02, 2019	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded (in shares)	59,237	86,210	176,659	322,106
Service Period	1 year	3 years	2 years
Grant Price (in dollars per share)	$ 7.47	$ 5.10	$ 4.64